United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Quarter ended 07/31/2012

Item 1. Schedule of Investments

Federated Capital Appreciation Fund
Portfolio of Investments
July 31, 2012 (unaudited)
Shares			Value
		COMMON STOCKS—100.1%
		Consumer Discretionary—13.7%
51,100	[1]	Amazon.com, Inc.	$11,921,630
163,700	[1]	Big Lots, Inc.	6,631,487
922,044		D. R. Horton, Inc.	16,255,636
254,008	[1]	Discovery Communications, Inc.	12,860,425
301,500		Foot Locker, Inc.	9,955,530
246,100	[1]	Hyatt Hotels Corp.	8,748,855
355,500		Las Vegas Sands Corp.	12,947,310
328,600		Macy's, Inc.	11,777,024
73,000		Nike, Inc., Class B	6,814,550
14,900	[1]	Priceline.com, Inc.	9,859,926
240,565		Scripps Networks Interactive	12,954,425
		TOTAL	120,726,798
		Consumer Staples—6.7%
352,800		Altria Group, Inc.	12,690,216
283,100		Procter & Gamble Co.	18,271,274
186,144		The Coca-Cola Co.	15,040,435
179,400		Wal-Mart Stores, Inc.	13,352,742
		TOTAL	59,354,667
		Energy—11.6%
161,000	[1]	Cameron International Corp.	8,093,470
114,793		Chevron Corp.	12,579,017
128,400		Exxon Mobil Corp.	11,151,540
259,100		Halliburton Co.	8,583,983
412,200		Marathon Oil Corp.	10,910,934
158,300		National-Oilwell, Inc.	11,445,090
151,300		Occidental Petroleum Corp.	13,167,639
164,964		Phillips 66	6,202,646
129,900		Schlumberger Ltd.	9,256,674
226,900		Transocean Ltd.	10,625,727
		TOTAL	102,016,720
		Financials—16.4%
313,900		Citigroup, Inc.	8,516,107
566,600		Discover Financial Services	20,374,936
291,755		J.P. Morgan Chase & Co.	10,503,180
529,500		Marsh & McLennan Cos., Inc.	17,584,695
664,370		MetLife, Inc.	20,442,665
268,600		PNC Financial Services Group	15,874,260
122,400		Simon Property Group, Inc.	19,643,976
439,400		SunTrust Banks, Inc.	10,391,810
627,474		Wells Fargo & Co.	21,214,896
		TOTAL	144,546,525
		Health Care—10.6%
180,200		Abbott Laboratories	11,949,062
276,023	[1]	Amarin Corporation PLC, ADR	3,232,229
577,500		Bristol-Myers Squibb Co.	20,559,000
93,300		Humana, Inc.	5,747,280
1,097,200	[1]	Idenix Pharmaceuticals, Inc.	11,114,636
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
171,900		Merck & Co., Inc.	$7,592,823
352,000	[1]	Mylan Laboratories, Inc.	8,106,560
661,100		Pfizer, Inc.	15,892,844
183,300		UnitedHealth Group, Inc.	9,364,797
		TOTAL	93,559,231
		Industrials—13.2%
274,100		Danaher Corp.	14,475,221
1,331,619		General Electric Co.	27,631,094
256,407		Honeywell International, Inc.	14,884,426
158,100		Parker-Hannifin Corp.	12,698,592
152,920		Union Pacific Corp.	18,749,521
163,000		United Parcel Service, Inc.	12,324,430
214,610		United Technologies Corp.	15,975,569
		TOTAL	116,738,853
		Information Technology—21.4%
72,300		Apple, Inc.	44,157,948
258,500	[1]	Broadcom Corp.	8,757,980
574,160	[1]	EMC Corp.	15,048,734
494,100	[1]	eBay, Inc.	21,888,630
904,631		Microsoft Corp.	26,659,476
1,628,900	[1]	ON Semiconductor Corp.	11,304,566
506,700		Oracle Corp.	15,302,340
253,100		Qualcomm, Inc.	15,105,008
307,300	[1]	Teradyne, Inc.	4,520,383
172,700	[1]	VMware, Inc., Class A	15,674,252
77,500		Visa, Inc., Class A	10,002,925
		TOTAL	188,422,242
		Materials—3.7%
182,500		Du Pont (E.I.) de Nemours & Co.	9,070,250
232,100		Eastman Chemical Co.	12,134,188
102,900		PPG Industries, Inc.	11,263,434
		TOTAL	32,467,872
		Telecommunication Services—1.6%
311,100		Verizon Communications, Inc.	14,043,054
		Utilities—1.2%
425,500		CMS Energy Corp.	10,492,830
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $780,950,109)[2]	882,368,792
		OTHER ASSETS AND LIABILITIES - NET— (0.1)%[3]	(590,331)
		TOTAL NET ASSETS—100%	$881,778,461
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $141. This is based on the contracts held as of each month-end throughout the period.
1	Non-income producing security.
2	At July 31, 2012, the cost of investments for federal tax purposes was $780,950,109. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $101,418,683. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $115,290,037 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,871,354.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
2

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
3

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4
Federated Kaufmann Fund
Portfolio of Investments
July 31, 2012 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—90.3%
		Consumer Discretionary—13.4%
653,104	[1]	Allison Transmission Holdings, Inc.	$12,284,886
1,629,087		Arezzo Industria e Comercio SA	25,574,726
908,200		Cia Hering	17,931,765
3,000,000	[1]	D. R. Horton, Inc.	52,890,000
1,281,000	[2,3]	Del Frisco's Restaurant Group LLC	16,653,000
1,800,000		Johnson Controls, Inc.	44,370,000
5,928,000		L'Occitane International SA	15,498,245
1,033,927		Las Vegas Sands Corp.	37,655,621
1,109,499	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	11,183,750
500,000	[2]	Meritage Corp.	17,550,000
1,310,000	[1,2]	Michael Kors Holdings Ltd.	54,089,900
31,582,112		NagaCorp Limited	16,850,122
890,700		National CineMedia, Inc.	12,594,498
577,058	[2]	Penn National Gaming, Inc.	22,459,097
17,170,300		Prada Holding SpA	117,905,634
180,850		Ralph Lauren Corp.	26,103,889
4,816,500		Restoque Comercio e Confeccoes de Roupas SA	25,149,595
500,000	[2]	Sally Beauty Holdings, Inc.	13,210,000
55,474,200		Samsonite International SA	93,817,913
926,800	[1,2]	Shutterfly, Inc.	30,426,844
200,000		Sinclair Broadcast Group, Inc.	2,040,000
598,800		Starbucks Corp.	27,113,664
98,200	[2]	Ulta Salon Cosmetics & Fragrance, Inc.	8,335,216
1,857,612	[1,2]	Yoox SpA	24,680,528
		TOTAL	726,368,893
		Consumer Staples—0.6%
1,950,000		Almacenes Exito SA	33,404,944
		Energy—0.1%
1,012,400	[1,2]	Gevo, Inc.	3,928,112
		Financials—16.8%
3,275,000	[2]	American International Group, Inc.	102,409,250
884,300	[2]	Banco BTG Pactual SA	13,032,334
500,000		BlackRock, Inc.	85,130,000
21,032,901	[3]	CETIP SA - Mercados Organizado	266,554,967
5,433,000		CITIC Securities Co., Ltd.	9,474,606
2,655,120		EverBank Financial Corp.	31,808,338
1	[2,4,6]	FA Private Equity Fund IV LP	777,571
4,596,569		Fibra Uno Administracion SA	9,501,800
8,260,000		Housing Development Finance Corp. Ltd.	101,909,909
1	[2,4,6]	Infrastructure Fund	0
2,500,000		JPMorgan Chase & Co.	90,000,000
2,707,417		LPS Brasil Cons De Imoveis	48,224,049
1,004,000		Multiplan Empreendimentos Imobiliarios SA	25,389,069
1	[4,6]	Peachtree Leadscope LLC, Class A and B	0
1	[2,4,6]	Peachtree Leadscope LLC, Class C	3,250,000

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
2,385,000		Wells Fargo & Co.	$80,636,850
1,110,000		Willis Group Holdings PLC	41,047,800
		TOTAL	909,146,543
		Health Care—24.1%
3,296,513	[2]	Alkermes, Inc.	61,282,177
423,000		Allergan, Inc.	34,715,610
900,000	[1,2]	Amarin Corporation PLC, ADR	10,539,000
1	[4,6]	Apollo Investment Fund V	3,651,088
446,500	[1,2]	Biogen Idec, Inc.	65,113,095
185,980	[2]	Chindex International, Inc.	1,943,491
625,000	[2,3,4]	Conceptus, Inc.	11,612,500
386,174	[2,3,4,5]	Conceptus, Inc.	7,175,113
714,286	[2,3,4]	Conceptus, Inc.	13,271,434
6,503,165	[2,3]	Corcept Therapeutics, Inc.	23,541,457
500,000	[2,4,6]	Cortek, Inc.	0
2,726,500	[2]	Cubist Pharmaceuticals, Inc.	117,403,090
1	[4,6]	Denovo Ventures I LP	779,899
6,500,000	[2,3]	Dexcom, Inc.	71,565,000
126,065	[2,3]	Dexcom, Inc.	1,387,976
17,962,000	[2,3]	Dyax Corp.	47,599,300
2,302,500	[1,2]	Dynavax Technologies Corp.	8,887,650
3,920,000	[1,2,3]	ExamWorks Group, Inc.	51,156,000
2,378,000	[2]	Express Scripts Holding Co.	137,781,320
1,310,000	[2]	Gilead Sciences, Inc.	71,172,300
100,000	[1,2]	Heartware International, Inc.	8,929,000
250,000	[2]	Hologic, Inc.	4,630,000
2,383,454	[1,2,3]	Insulet Corp.	46,620,360
1	[4,6]	Latin Healthcare Fund	308,407
3,295,500	[1,2]	Nektar Therapeutics	28,077,660
1	[4,6]	Peachtree Velquest	337,700
5,246,193	[2,3]	Progenics Pharmaceuticals, Inc.	27,332,665
6,704,535	[1,2,3]	Protalix Biotherapeutics, Inc.	39,020,394
182,400	[2]	Regeneron Pharmaceuticals, Inc.	24,560,160
2,700,000	[2,3]	Repligen Corp.	10,854,000
1,952,726	[2]	Salix Pharmaceuticals Ltd.	87,521,179
2,767,500	[1,2]	Seattle Genetics, Inc.	72,397,800
959,019	[2,3,6]	Soteira, Inc.	0
1,516,866	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	10,527,050
175,000		UnitedHealth Group, Inc.	8,940,750
268,600	[2]	Varian Medical Systems, Inc.	14,660,188
3,425,000	[1,2]	Vical, Inc.	11,850,500
2,225,000	[1,2]	Vivus, Inc.	46,791,750
2,100,000	[2]	Warner Chilcott PLC	35,700,000
610,000	[2]	Watson Pharmaceuticals, Inc.	47,476,300
16,500,000	[2,3]	Zogenix, Inc.	36,300,000
		TOTAL	1,303,413,363
		Industrials—12.5%
568,800		CLARCOR, Inc.	27,501,480
250,000		Caterpillar, Inc.	21,052,500

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
530,000		Chicago Bridge & Iron Co., N.V.	$18,942,200
215,000		Cummins, Inc.	20,618,500
1,350,000		Danaher Corp.	71,293,500
1,700,000		Expeditors International Washington, Inc.	60,469,000
332,500		FedEx Corp.	30,024,750
242,100	[2]	IHS, Inc., Class A	26,696,367
658,400		Kansas City Southern Industries, Inc.	47,931,520
1,647,529	[1,2]	MRC Global, Inc.	38,074,395
498,500		MSC Industrial Direct Co.	34,261,905
400,000	[2]	Owens Corning, Inc.	10,744,000
215,000		Precision Castparts Corp.	33,445,400
492,015	[2]	RPX Corp.	6,174,788
567,915		Ryder System, Inc.	22,398,568
1,345,000	[1,2]	Spirit Airlines, Inc.	28,930,950
255,000	[2]	Teledyne Technologies, Inc.	15,886,500
487,600		Textron, Inc.	12,701,980
1,063,000		Trinity Industries, Inc.	29,764,000
250,000		United Parcel Service, Inc.	18,902,500
367,500		United Technologies Corp.	27,356,700
1,500,000	[2]	Verisk Analytics, Inc.	75,375,000
		TOTAL	678,546,503
		Information Technology—17.9%
5,709,700	[1]	Amadeus IT Holding SA	123,036,439
150,000		Apple, Inc.	91,614,000
1,345,000		Avago Technologies Ltd.	49,765,000
557,700	[2]	Check Point Software Technologies Ltd.	27,087,489
427,500	[2]	Citrix Systems, Inc.	31,070,700
2,800,000	[2]	Comverse Technology, Inc.	15,204,000
568,008	[2]	CoStar Group, Inc.	46,877,700
100,000	[1,2]	Demandware, Inc.	2,457,000
1,106,900	[2]	eBay, Inc.	49,035,670
1,059,322	[4,6]	Expand Networks Ltd.	0
50,000	[2]	Google, Inc.	31,648,500
437,000	[1,2]	IPG Photonics Corp.	22,649,710
75,000	[2]	LinkedIn Corp.	7,698,750
847,753	[2,4,5]	Mail.RU Group Ltd., Series 144A, GDR	25,703,871
165,293		Mercadolibre, Inc.	11,043,225
3,242,710	[2]	Microsemi Corp.	62,778,866
1,710,000	[2]	Moneygram International, Inc.	26,607,600
1,710,000	[2]	NCR Corp.	39,877,200
1,995,000	[2]	NIC, Inc.	26,852,700
2,375,000	[2]	NXP Semiconductors NV	53,651,250
1	[4,6]	Peachtree Open Networks	0
1,000,000		Qualcomm, Inc.	59,680,000
794,110	[2]	RADWARE Ltd.	24,005,945
600,000	[2]	RDA Microelectronics, Inc., ADR	5,988,000
1,211,300	[2]	Riverbed Technology, Inc.	21,367,332
1,520,000	[1,2]	STR Holdings, Inc.	5,076,800
3,751,199	[3,4,6]	Sensable Technologies, Inc.	0

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,828,960	[2,3]	TNS, Inc.	$47,894,293
637,300	[1,2]	The Active Network, Inc.	9,043,287
72,544	[2]	Ultratech, Inc.	2,307,625
237,500	[2]	VMware, Inc., Class A	21,555,500
657,171	[2]	Vantiv, Inc.	14,825,778
4,000,000	[1,2]	Zynga, Inc.	11,800,000
		TOTAL	968,204,230
		Materials—3.2%
200,000		Albemarle Corp.	11,644,000
210,000		Allegheny Technologies, Inc.	6,306,300
300,000		BASF SE	21,878,212
570,000		Eastman Chemical Co.	29,799,600
39,996,000	[2]	Mongolian Mining Corp.	21,959,582
644,300		Reliance Steel & Aluminum Co.	33,168,564
842,400	[1]	Sociedad Quimica Y Minera de Chile, ADR	50,485,032
		TOTAL	175,241,290
		Telecommunication Services—1.1%
2,364,755	[2]	TW Telecom, Inc.	59,426,293
		Utilities—0.6%
475,000		ITC Holdings Corp.	35,240,250
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,771,878,469)	4,892,920,421
		WARRANTS—0.4%
		Health Care—0.4%
382,897	[2]	Alexza Pharmaceuticals, Inc., 10/05/2016	113,338
797,358	[2,3]	Corcept Therapeutics, Inc., 3/29/2015	2,370,545
242,091	[2]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	484
857,143	[2]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	171
2,750,000	[2]	Dynavax Technologies Corp., 4/16/2015	8,536,550
1,042,038	[2]	Favrille, Inc., 11/07/2012	0
1,713,798	[2]	Threshold Pharmaceuticals, Inc., 10/05/2014	9,470,791
7,425,000	[2,3,6]	Zogenix, Inc., 7/27/2017	2,637,360
		TOTAL WARRANTS (IDENTIFIED COST $842,911)	23,129,239
		PREFERRED STOCKS—0.0%
		Information Technology—0.0%
679,348	[2,4,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $8,588,631)	0
		Corporate Bonds—0.6%
		Health Care—0.6%
14,630,000	[3]	Insulet Corp., Conv. Bond, 3.750%, 6/15/2016	15,748,171
12,670,000	[3]	Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	15,505,673
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,300,000)	31,253,844

Shares or Principal Amount			Value
		MUTUAL FUND—18.0%
972,405,455	[3,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	$972,405,455
		TOTAL INVESTMENTS—109.3% (IDENTIFIED COST $4,781,015,466)[9]	5,919,708,959
		OTHER ASSETS AND LIABILITIES - NET—(9.3)%[10]	(505,171,552)
		TOTAL NET ASSETS—100%	$5,414,537,407
At July 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
8/1/2012	177,066 Brazilian Real	$86,353	$(55)
8/1/2012	1,921,886 Euro	$2,377,061	$12,374
8/1/2012	2,922,483 Euro	$3,613,791	$17,968
8/1/2012	9,243 Euro	$11,311	$(62)
8/1/2012	3,205,812 Hong Kong Dollar	$413,349	$(53)
8/1/2012	926,723 Mexican Peso	$69,752	$66
8/2/2012	3,243,585 Hong Kong Dollar	$418,284	$11
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$30,249
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $11,173 and $7,286, respectively. This is based on the contracts held as of each month-end throughout the period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$474,529,897	$498,418,000
2	Non-income producing security.
3	Affiliated company or holding.

Transactions involving affiliated companies during the period ended July 31, 2012, were as follows:
Affiliates	Balance of Shares Held 10/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2012	Value	Dividend Income
*Alkermes, Inc.	5,818,897	589,166	3,111,550	3,296,513	$61,282,177	$—
CETIP SA – Mercados Organizado	21,640,000	1,175,324	1,782,423	21,032,901	266,554,967	2,831,851
Conceptus, Inc.	625,000	—	—	625,000	11,612,500	—
Conceptus, Inc.	714,286	—	—	714,286	13,271,434	—
Conceptus, Inc.	386,174	—	—	386,174	7,175,113	—
Corcept Therapeutics, Inc.	1,375,000	5,128,165	—	6,503,165	23,541,457	—
Corcept Therapeutics, Inc.	2,278,165	—	2,278,165	—	—	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	2,370,545	—
*Cubist Pharmaceuticals, Inc.	4,250,000	—	1,523,500	2,726,500	117,403,090	—
Del Frisco's Restaurant Group LLC	—	1,281,000	—	1,281,000	16,653,000	—
Dexcom, Inc.	3,717,624	2,891,049	108,673	6,500,000	71,565,000	—
Dexcom, Inc.	126,065	—	—	126,065	1,387,976	—
Dyax Corp.	15,200,000	2,762,000	—	17,962,000	47,599,300	—
ExamWorks Group, Inc.	3,000,000	1,343,617	423,617	3,920,000	51,156,000	—
Insulet Corp.	1,834,871	783,454	234,871	2,383,454	46,620,360	—
Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	14,630,000	—	—	14,630,000	15,748,171	—
Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	12,670,000	—	—	12,670,000	15,505,673	—
Progenics Pharmaceuticals, Inc.	5,246,193	—	—	5,246,193	27,332,665	—
Protalix Biotherapeutics, Inc.	5,400,000	1,304,535	—	6,704,535	39,020,394	—
Repligen Corp.	2,998,043	—	298,043	2,700,000	10,854,000	—
*Restoque Comercio e Confeccoes de Roupas SA	3,698,035	3,211,000	2,092,535	4,816,500	25,149,595	279,607
Sensable Technologies, Inc.	3,751,199	—	—	3,751,199	0	—
Soteira, Inc.	274	—	—	959,019	0	—
Soteira, Inc., Pfd.	958,744	—	—	—	0	—
TNS, Inc.	2,964,645	—	135,685	2,828,960	47,894,293	—
*Vical, Inc.	7,048,500	2,664,209	6,287,709	3,425,000	11,850,500	—
Zogenix, Inc.	—	16,500,000	—	16,500,000	36,300,000	—
Zogenix, Inc., 7/27/2012	—	7,425,000	—	7,425,000	2,637,360	—
TOTAL OF AFFILIATED COMPANIES	121,129,073	47,058,519	18,276,771	149,910,821	$970,485,570	$3,111,458
*	At July 31, 2012, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving the affiliated holding during the period ended July 31, 2012, were as follows:
Affiliates	Balance of Shares Held 10/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2012	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	511,911,319	3,508,432,429	3,047,938,293	972,405,455	$972,405,455	$240,694
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $66,867,583, which represented 1.2% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $32,878,984, which represented 0.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$3,651,088
Conceptus, Inc.	8/11/2005	$4,500,000	$11,612,500
Conceptus, Inc.	4/10/2001	$5,000,000	$13,271,434
Cortek, Inc.	2/29/2000	$0	$0
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	$0	$0

Security	Acquisition Date	Cost	Market Value
Cortex, Inc., Pfd., Series D	6/18/2001	$0	$0
Denovo Ventures I LP	3/9/2000	$2,888,396	$779,899
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$380,354	$777,571
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$308,407
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Leadscope LLC, Class C	4/30/2002	$3,000,000	$3,250,000
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$337,700
Sensable Technologies, Inc.	10/15/2004	$0	$0
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	At July 31, 2012, the cost of investments for federal tax purposes was $4,781,015,466. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $1,138,693,493. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,374,130,422 and net unrealized depreciation from investments for those securities having an excess of cost over value of $235,436,929.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,402,569,903	$—	$9,104,665	$3,411,674,568
International	908,530,792	572,715,061[1]	—	1,481,245,853
Preferred Stocks
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	31,253,844	—	31,253,844
Warrants	—	20,491,879	2,637,360	23,129,239
Mutual Fund	972,405,455	—	—	972,405,455
TOTAL SECURITIES	$5,283,506,150	$624,460,784	$11,742,025	$5,919,708,959
OTHER FINANCIAL INSTRUMENTS[2]	$30,249	$—	$—	$30,249
1	Includes $22,791,196 of a security transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depository Receipt
8
Federated Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2012 (unaudited)
Shares			Value
		COMMON STOCKS—96.9%
		Consumer Discretionary—13.1%
407,600	[1]	Central European Media Enterprises Ltd., Class A	$2,054,304
141,500		Johnson Controls, Inc.	3,487,975
156,200		Las Vegas Sands Corp.	5,688,804
62,600		Lowe's Cos., Inc.	1,588,162
88,800	[1]	Lululemon Athletica, Inc.	5,015,424
330,739	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	3,333,849
1,131,700		Prada Holding SpA	7,771,198
164,600		Starbucks Corp.	7,453,088
99,800		Target Corp.	6,052,870
		TOTAL	42,445,674
		Consumer Staples—0.8%
2,205,300		Sun Art Retail Group, Ltd.	2,611,826
		Energy—8.7%
97,400		Anadarko Petroleum Corp.	6,763,456
200,400		Cenovus Energy, Inc.	6,114,204
206,400		Halliburton Co.	6,838,032
117,000		Schlumberger Ltd.	8,337,420
		TOTAL	28,053,112
		Financials—12.3%
219,000	[1]	American International Group, Inc.	6,848,130
36,700		BlackRock, Inc.	6,248,542
138,600		Capital One Financial Corp.	7,829,514
46,500		Goldman Sachs Group, Inc.	4,691,850
198,900		JPMorgan Chase & Co.	7,160,400
206,000		Wells Fargo & Co.	6,964,860
		TOTAL	39,743,296
		Health Care—16.9%
61,000	[1]	Biogen Idec, Inc.	8,895,630
139,800	[1]	Express Scripts Holding Co.	8,100,012
210,000	[1]	Gilead Sciences, Inc.	11,409,300
1,500,000	[1]	IHH Heathcare Bhd	1,533,791
90,000		UnitedHealth Group, Inc.	4,598,100
101,400	[1]	Varian Medical Systems, Inc.	5,534,412
358,000	[1]	Warner Chilcott PLC	6,086,000
106,700	[1]	Watson Pharmaceuticals, Inc.	8,304,461
		TOTAL	54,461,706
		Industrials—8.8%
59,800		Caterpillar, Inc.	5,035,758
73,200		FedEx Corp.	6,609,960
64,800		Kuehne & Nagel International AG	7,354,889
113,700	[1]	Owens Corning, Inc.	3,053,982
40,000		Precision Castparts Corp.	6,222,400
		TOTAL	28,276,989
		Information Technology—30.7%
374,400		Amadeus IT Holding SA	8,067,822
13,000		Apple, Inc.	7,939,880
95,400	[1]	Citrix Systems, Inc.	6,933,672
1

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
144,350	[1]	eBay, Inc.	$6,394,705
10,300	[1]	Google, Inc.	6,519,591
156,000		Intel Corp.	4,009,200
158,154	[1,2,3]	Mail.RU Group Ltd., Series 144A, GDR	4,795,229
13,300		Mastercard, Inc.	5,806,381
210,000		Microsoft Corp.	6,188,700
424,500	[1]	NXP Semiconductors NV	9,589,455
150,900		Qualcomm, Inc.	9,005,712
44,734	[1]	Salesforce.com, Inc.	5,563,120
398,498	[1]	Vantiv, Inc.	8,990,115
56,500		Visa, Inc., Class A	7,292,455
744,867	[1]	Zynga, Inc.	2,197,358
		TOTAL	99,293,395
		Materials—5.6%
108,000		BASF SE	7,876,156
163,900		LyondellBasell Industries NV	7,298,467
5,113,700	[1]	Mongolian Mining Corp.	2,807,649
		TOTAL	17,982,272
		TOTAL COMMON STOCKS (IDENTIFIED COST $283,442,179)	312,868,270
		MUTUAL FUND—3.2%
10,366,261	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	10,366,261
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $293,808,440)[6]	323,234,531
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[7]	(314,749)
		TOTAL NET ASSETS—100%	$322,919,782
At July 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
8/1/2012	57,676 Euro	$70,579	$(386)
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $2,222. This is based on the contracts held as of each month-end throughout the period.
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $4,795,229, which represented 1.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $4,795,229, which represented 1.5% of total net assets.
4	Affiliated holding.
5	7-Day net yield.
2

6	At July 31, 2012, the cost of investments for federal tax purposes was $293,808,440. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $29,426,091. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,437,468 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,011,377.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
3

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$227,236,011	$—	$—	$227,236,011
International	44,347,490	41,284,769	—	85,632,259
Mutual Fund	10,366,261	—	—	10,366,261
TOTAL SECURITIES	$281,949,762	$41,284,769	$—	$323,234,531
OTHER FINANCIAL INSTRUMENTS*	$(386)	$—	$—	$(386)
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
4
Federated Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2012 (unaudited)
Shares			Value
		COMMON STOCKS—97.1%
		Consumer Discretionary—19.0%
65,800	[1]	ASOS PLC	$1,863,662
467,638	[1]	Acquity Group, ADR	4,629,616
851,300		Arezzo Industria e Comercio SA	13,364,396
111,600	[1]	Brunello Cucinelli SpA	1,512,785
53,900	[1]	Buffalo Wild Wings, Inc.	3,912,601
323,535	[1]	CDON Group AB	1,919,020
928,200	[1,2]	Central European Media Enterprises Ltd., Class A	4,678,128
82,800		Cia Hering	1,634,827
219,500		Dick's Sporting Goods, Inc.	10,781,840
82,300	[1,2]	Five Below, Inc.	2,414,682
376,500	[1]	Gordmans Stores, Inc.	6,377,910
1,668,883	[1]	International Meal Co. Holdings SA	15,685,480
33,000	[1]	Kayak Software Corp.	1,107,480
172,400	[1,2]	Lululemon Athletica, Inc.	9,737,152
321,795	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	3,243,694
221,000	[1]	Meritage Corp.	7,757,100
9,083,092		NagaCorp Limited	4,846,136
153,700		National CineMedia, Inc.	2,173,318
78,430	[1]	Penn National Gaming, Inc.	3,052,496
562,000		Salvatore Ferragamo Italia SpA	10,850,106
4,300,000		Samsonite International SA	7,272,156
139,400	[1]	Shutterfly, Inc.	4,576,502
63,700	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	5,406,856
144,900	[1]	Vitamin Shoppe Industries, Inc.	7,957,908
502,800	[1]	Yoox SpA	6,680,281
		TOTAL	143,436,132
		Consumer Staples—0.6%
114,526	[1,2]	Annie's, Inc.	4,666,935
		Energy—3.3%
50,100		Baytex Energy Corporation	2,078,148
1,500,000	[1,2]	Gevo, Inc.	5,820,000
515,000	[1]	Kodiak Oil & Gas Corp.	4,300,250
62,600		Range Resources Corp.	3,918,760
1,931,540	[1,2]	Syntroleum Corp.	1,314,027
78,800	[2]	Vermilion Energy, Inc.	3,673,431
92,841	[1]	Whiting Petroleum Corp.	3,750,776
		TOTAL	24,855,392
		Financials—5.1%
86,300	[1]	Affiliated Managers Group	9,630,217
462,963	[1,2]	China Housing & Land Development, Inc.	625,000
25,493	[1,3,4]	China Housing & Land Development, Inc.	34,416
395,221		EverBank Financial Corp.	4,734,748
1,458,837		Fibra Uno Administracion SA	3,015,635
346,200		LPS Brasil Consultoria De Imoveis	6,166,455
257,200	[1]	Popular, Inc.	3,876,004
253,800		Summit Hotel Properties, Inc.	2,106,540
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
662,400	[1]	Walker & Dunlop, Inc.	$8,372,736
		TOTAL	38,561,751
		Health Care—27.7%
430,940	[1,2]	Achillion Pharmaceuticals, Inc.	2,852,823
253,000	[1,3,4,5]	Adaltis, Inc.	0
59,000	[1,3,4,5]	Adaltis, Inc.	0
641,543	[1,4,5]	Adaltis, Inc.	0
465,300	[1,2]	Alexza Pharmaceuticals, Inc.	1,465,695
797,700	[1,2]	Amarin Corporation PLC, ADR	9,341,067
94,600	[1]	Auxilium Pharmaceutical, Inc.	2,548,524
2,134,207	[1,2,6]	Catalyst Pharmaceutical Partners, Inc.	2,710,443
418,900	[1,2]	Conceptus, Inc.	7,783,162
726,127	[1]	Corcept Therapeutics, Inc.	2,628,580
426,061	[1]	Cubist Pharmaceuticals, Inc.	18,346,187
573,693	[1]	Dexcom, Inc.	6,316,360
14,600,000	[1,6]	Dynavax Technologies Corp.	56,356,000
341,800	[1,2]	Insulet Corp.	6,685,608
1,787,300	[1,6]	Progenics Pharmaceuticals, Inc.	9,311,833
2,058,365	[1,2]	Protalix Biotherapeutics, Inc.	11,979,684
39,000	[1]	Regeneron Pharmaceuticals, Inc.	5,251,350
328,600	[1,2]	Sagent Pharmaceuticals, Inc.	6,407,700
179,000	[1]	Salix Pharmaceuticals Ltd.	8,022,780
504,000	[1,2]	Seattle Genetics, Inc.	13,184,640
830,900	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	5,766,446
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
1,190,812	[1,2]	Vical, Inc.	4,120,209
536,484	[1,2]	Vivus, Inc.	11,282,258
349,300	[1]	Warner Chilcott PLC	5,938,100
2,528,300	[1]	YM Biosciences, Inc.	5,107,166
2,325,000	[1]	Zogenix, Inc.	5,115,000
		TOTAL	208,521,615
		Industrials—15.1%
395,800	[1,2]	Air Lease Corp.	7,789,344
21,523,588		Aramex PJSC	10,268,105
184,000	[1]	Atlas Air Worldwide Holdings, Inc.	8,346,240
85,600		CLARCOR, Inc.	4,138,760
226,500		Chicago Bridge & Iron Co., N.V.	8,095,110
520,300	[1]	Edgen Group, Inc.	3,902,250
72,500	[1]	EnPro Industries, Inc.	2,499,075
32,800	[1]	IHS, Inc., Class A	3,616,856
1,400,000	[1,6]	Innovative Solutions and Support, Inc.	4,760,000
104,800		Lennox International, Inc.	4,576,616
300,000	[1,2]	MRC Global, Inc.	6,933,000
146,500		MSC Industrial Direct Co.	10,068,945
156,800	[1]	Old Dominion Freight Lines, Inc.	6,648,320
248,000	[1]	Owens Corning, Inc.	6,661,280
151,850	[1]	RPX Corp.	1,905,718
198,892		Ryder System, Inc.	7,844,300
532,344	[1,2]	Satcon Technology Corp.	495,080
124,000	[1]	Teledyne Technologies, Inc.	7,725,200
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
276,000		Trinity Industries, Inc.	$7,728,000
		TOTAL	114,002,199
		Information Technology—22.6%
213,779	[1,2]	Brightcove, Inc.	3,166,067
231,777	[1,2]	BroadSoft, Inc.	5,690,125
2,400,000	[1,6]	Cinedigm Digital Cinema Corp.	3,360,000
767,000	[1,6]	Cinedigm Digital Cinema Corp.	1,073,800
279,300	[1]	Commvault Systems, Inc.	13,551,636
506,700	[1,2]	Constant Contact, Inc.	8,497,359
96,806	[1]	CoStar Group, Inc.	7,989,399
748,700	[1]	Envestnet, Inc.	9,141,627
175,400	[1]	Exa Corp.	1,758,385
919,400	[1]	Gilat Satellite Networks	2,316,888
199,867	[1]	hiSoft Technology International Ltd., ADR	2,254,500
90,916	[1,2]	IPG Photonics Corp.	4,712,176
162,361	[1]	iSoftStone Holdings Ltd., ADR	758,226
106,500	[1,2]	Jive Software, Inc.	2,133,195
400,000	[1]	Kenexa Corp.	9,524,000
96,100	[1]	LivePerson, Inc.	1,797,070
143,050	[1]	Mellanox Technologies Ltd.	15,000,223
21,000		Mercadolibre, Inc.	1,403,010
434,216	[1]	Microsemi Corp.	8,406,422
193,000	[1,2]	Millennial Media, Inc.	1,916,490
1,853,900	[1,2]	Mindspeed Technologies, Inc.	4,375,204
227,600	[1]	Moneygram International, Inc.	3,541,456
287,100	[1]	NIC, Inc.	3,864,366
876,900	[1]	Nova Measuring Instruments Ltd.	7,155,504
510,115	[1,2]	OCZ Technology Group, Inc.	3,198,421
334,902	[1]	RADWARE Ltd.	10,124,087
280,815	[1]	RDA Microelectronics, Inc., ADR	2,802,534
61,573	[1,2]	Rubicon Technology, Inc.	618,809
223,900	[1]	ServiceNow, Inc.	6,045,300
210,000	[1]	Synchronoss Technologies, Inc.	4,015,200
83,000		Syntel, Inc.	4,824,790
238,100	[1]	TNS, Inc.	4,031,033
482,000	[1]	Telecity Group PLC	6,459,203
150,397	[1]	The Active Network, Inc.	2,134,133
55,000	[1,2]	VistaPrint Ltd.	1,897,500
1,748,250	[1]	WebMediaBrands, Inc.	1,083,915
		TOTAL	170,622,053
		Materials—2.3%
40,079		Eagle Materials, Inc.	1,392,745
229,600		Eastman Chemical Co.	12,003,488
8,548,489	[1]	Greatview Aseptic Packaging Company Ltd.	4,120,171
		TOTAL	17,516,404
		Telecommunication Services—1.0%
300,000	[1,2]	inContact, Inc.	1,542,000
224,854	[1]	TW Telecom, Inc.	5,650,581
		TOTAL	7,192,581
3

Shares			Value
		COMMON STOCKS—continued
		Utilities—0.4%
42,500		ITC Holdings Corp.	$3,153,075
		TOTAL COMMON STOCKS (IDENTIFIED COST $584,898,513)	732,528,137
		WARRANTS—0.6%
		Consumer Discretionary—0.0%
160,372	[1]	Point Therapeutics, Inc., Warrants	0
		Energy—0.0%
966,936	[1]	Syntroleum Corp., Warrants	210,598
		Health Care—0.6%
1,925,000	[1]	Alexza Pharmaceuticals, Inc., Warrants	594,248
121,142	[1]	Corcept Therapeutics, Inc., Warrants	360,155
144,960	[1]	Cortex Pharmaceuticals, Inc., Warrants	0
446,014	[1,6]	Dynavax Technologies Corp., Warrants	1,384,517
257,688	[1]	Threshold Pharmaceuticals, Inc., Warrants	1,424,035
1,046,250	[1,5]	Zogenix, Inc., Warrants	371,628
		TOTAL	4,134,583
		TOTAL WARRANTS (IDENTIFIED COST $103,105)	4,345,181
		MUTUAL FUND—17.4%
131,136,173	[6,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	131,136,173
		TOTAL INVESTMENTS—115.1% (IDENTIFIED COST $716,137,791)[9]	868,009,491
		OTHER ASSETS AND LIABILITIES - NET—(15.1)%[10]	(113,687,040)
		TOTAL NET ASSETS—100%	$754,322,451
At July 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/1/2012	192,506 Swedish Krona	$28,384	$(77)
8/2/2012	567,249 Swedish Krona	$83,471	$(60)
Contracts Sold:
8/1/2012	92,528 Brazilian Real	$45,125	$(29)
8/1/2012	27,213 Canadian Dollar	$27,112	$(23)
8/1/2012	117,910 Euro	$145,680	$604
8/1/2012	455,862 Hong Kong Dollar	$58,778	$(7)
8/1/2012	130,564 Mexican Peso	$9,827	$9
8/2/2012	1,784,866 Hong Kong Dollar	$230,172	$6
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$423
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $5,444 and $1,935, respectively. This is based on the contracts held as of each month-end throughout the period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4

As of July 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$107,018,885	$113,647,275
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $34,416, which represented 0.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $34,416, which represented 0.0% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended July 31, 2012, were as follows:
Affiliates	Balance of Shares Held 10/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2012	Value
Catalyst Pharmaceutical Partners, Inc.	2,163,806	—	29,599	2,134,207	$2,710,443
Cinedigm Digital Cinema Corp.	2,173,800	576,200	350,000	2,400,000	3,360,000
Cinedigm Digital Cinema Corp.	767,000	—	—	767,000	1,073,800
Dynavax Technologies Corp.	13,905,776	2,309,624	1,615,400	14,600,000	56,356,000
Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	1,384,517
Innovative Solutions and Support, Inc.	1,652,379	—	252,379	1,400,000	4,760,000
*Mindspeed Technologies, Inc.	1,941,900	35,000	123,000	1,853,900	4,375,204
Progenics Pharmaceuticals, Inc.	1,787,300	—	—	1,787,300	9,311,833
TOTAL OF AFFILIATED COMPANIES	24,837,975	2,920,824	2,370,378	25,388,421	$83,331,797
*	At July 31, 2012, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving the affiliated holding during the period ended July 31, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	114,511,100
Purchases/Additions	594,382,887
Sales/Reductions	577,757,814
Balance of Shares Held 7/31/2012	131,136,173
Value	$131,136,173
Dividend Income	$10,484
7	All or a portion of this security is held as collateral for securities lending.
8	7-Day net yield.
9	At July 31, 2012, the cost of investments for federal tax purposes was $716,137,791. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $151,871,700. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $232,068,871 and net unrealized depreciation from investments for those securities having an excess of cost over value of $80,197,171.
10	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$538,940,127	$—	$0	$538,940,127
International	137,796,385	55,791,625	0	193,588,010
Warrants	—	3,973,553	371,628	4,345,181
Mutual Fund	131,136,173	—	—	131,136,173
TOTAL SECURITIES	$807,872,685	$59,765,178	$371,628	$868,009,491
OTHER FINANCIAL INSTRUMENTS*	$423	$—	$—	$423
*	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7
Federated Mid Cap Growth Strategies Fund
Portfolio of Investments
July 31, 2012 (unaudited)
Shares			Value
		COMMON STOCKS—100.0%
		Consumer Discretionary—23.2%
140,580	[1]	Ascena Retail Group, Inc.	$2,578,237
39,100	[1]	Bed Bath & Beyond, Inc.	2,383,145
41,700	[1]	Big Lots, Inc.	1,689,267
3,800	[1]	Chipotle Mexican Grill, Inc.	1,110,854
39,100		Coach, Inc.	1,928,803
32,100	[1,2]	Coinstar, Inc.	1,524,429
58,222	[1]	Discovery Communications, Inc.	2,947,780
37,800	[1]	Dollar General Corp.	1,928,178
50,450		Expedia, Inc.	2,875,146
147,500		Finish Line, Inc., Class A	3,079,800
39,933	[1]	Five Below, Inc.	1,171,634
106,700	[2]	Focus Media Holding Ltd., ADR	2,110,526
83,600		Foot Locker, Inc.	2,760,472
34,900	[1]	Genesco, Inc.	2,311,078
77,581		HSN, Inc.	3,286,331
55,400		Hasbro, Inc.	1,984,428
56,700	[1]	Hyatt Hotels Corp.	2,015,685
70,100		Johnson Controls, Inc.	1,727,965
94,600	[2]	KB HOME	874,104
32,408	[1]	Liberty Media Corp.	3,065,797
51,800		Macy's, Inc.	1,856,512
13,200	[1]	Panera Bread Co.	2,078,868
3,200	[1]	Priceline.com, Inc.	2,117,568
64,201		Scripps Networks Interactive	3,457,224
69,000	[1]	Toll Brothers, Inc.	2,012,730
99,082	[1,2]	Tumi Holdings, Inc.	1,788,430
24,000		Tupperware Brands Corp.	1,258,080
42,400	[1]	Warnaco Group, Inc.	1,808,784
		TOTAL	59,731,855
		Consumer Staples—4.3%
30,600		Bunge Ltd.	2,012,562
48,800		Estee Lauder Cos., Inc., Class A	2,556,144
83,300	[2]	Herbalife Ltd.	4,572,337
15,883		Ingredion, Inc.	824,645
17,982	[1]	Monster Beverage Co.	1,195,264
		TOTAL	11,160,952
		Energy—6.2%
35,300	[1]	Dresser-Rand Group, Inc.	1,641,803
244,400	[1]	McDermott International, Inc.	2,859,480
47,100		Oceaneering International, Inc.	2,434,599
123,492		Paramount Resources Ltd.	3,327,271
115,700	[1]	Tesoro Petroleum Corp.	3,199,105
52,200		Transocean Ltd.	2,444,526
		TOTAL	15,906,784
		Financials—6.7%
28,400		American Tower Corp.	2,053,604
103,200		Discover Financial Services	3,711,072
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
103,879		Invesco Ltd.	$2,298,842
256,600		KeyCorp	2,047,668
73,600		LaSalle Hotel Properties	1,932,736
53,500		Post Properties, Inc.	2,763,275
80,700		Waddell & Reed Financial, Inc., Class A	2,347,563
		TOTAL	17,154,760
		Health Care—13.8%
72,600		Agilent Technologies, Inc.	2,779,854
22,200	[1]	Alexion Pharmaceuticals, Inc.	2,327,670
19,500		Allergan, Inc.	1,600,365
226,279	[1,2]	Amarin Corporation PLC., ADR	2,649,727
174,600	[1]	Ariad Pharmaceutiacals, Inc.	3,340,098
168,700	[1]	Elan Corp. PLC, ADR	1,948,485
59,641	[1,2]	Express Scripts Holding Co.	3,455,600
34,100		Humana, Inc.	2,100,560
637,000	[1,2]	Idenix Pharmaceuticals, Inc.	6,452,810
3,100	[1]	Intuitive Surgical, Inc.	1,492,650
30,872		Medivation, Inc.	3,077,938
183,700	[1]	Mylan Laboratories, Inc.	4,230,611
		TOTAL	35,456,368
		Industrials—17.9%
113,200		Actuant Corp.	3,221,672
39,400	[1]	Clean Harbors, Inc.	2,385,276
161,200		Corrections Corp. of America	5,010,096
34,200		Crane Co.	1,333,800
35,500		Cummins, Inc.	3,404,450
99,900		Curtiss Wright Corp.	2,994,003
67,600		Danaher Corp.	3,569,956
54,200	[1]	Esterline Technologies Corp.	3,182,624
54,375		Heico Corp.	1,940,644
71,600		IDEX Corp.	2,731,540
25,700		Kansas City Southern Industries, Inc.	1,870,960
38,900		Pall Corp.	2,077,649
40,300		Parker-Hannifin Corp.	3,236,896
86,900	[1]	Quanta Services, Inc.	1,997,831
34,400		Roper Industries, Inc.	3,421,080
73,300	[1,2]	USG Corp.	1,190,392
103,383		Xylem, Inc.	2,479,124
		TOTAL	46,047,993
		Information Technology—20.8%
73,100	[1]	ACI Worldwide, Inc.	3,217,131
24,500	[1]	Alliance Data Systems Corp.	3,185,000
3,600		Apple, Inc.	2,198,736
100,700	[1]	Broadcom Corp.	3,411,716
61,317	[1]	Cardtronics, Inc.	1,901,440
50,100	[1]	Commvault Systems, Inc.	2,430,852
93,609	[1]	CoreLogic, Inc.	2,153,007
25,700	[1]	F5 Networks, Inc.	2,399,866
72,600	[1]	Fortinet, Inc.	1,743,126
60,600		Global Payments, Inc.	2,594,892
61,579		IAC Interactive Corp.	3,239,671
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
56,200		KLA-Tencor Corp.	$2,861,142
43,300	[1]	MICROS Systems Corp.	2,067,142
90,300		Marvell Technology Group Ltd.	1,016,778
133,500	[1]	NVIDIA Corp.	1,807,590
23,400	[1]	OSI Systems, Inc.	1,510,236
23,500	[1]	Red Hat, Inc.	1,261,010
41,300	[1]	Solarwinds, Inc.	2,205,007
30,200	[1]	Sourcefire, Inc.	1,541,710
61,700	[1]	Synaptics, Inc.	1,627,646
41,124	[1]	Teradata Corp.	2,780,805
34,100	[1]	VMware, Inc., Class A	3,094,916
35,300	[1]	Verifone Systems, Inc.	1,281,037
47,200	[1]	Western Digital Corp.	1,877,144
		TOTAL	53,407,600
		Materials—6.6%
43,200		Ball Corp.	1,795,392
46,100		Buckeye Technologies, Inc.	1,388,532
64,400		Cabot Corp.	2,511,600
53,300		Eastman Chemical Co.	2,786,524
58,600		International Paper Co.	1,922,666
11,200		Newmarket Corp.	2,574,656
21,500		PPG Industries, Inc.	2,353,390
29,900		Westlake Chemical Corp.	1,774,864
		TOTAL	17,107,624
		Telecommunication Services—0.5%
22,000	[1]	Crown Castle International Corp.	1,361,360
		TOTAL COMMON STOCKS (IDENTIFIED COST $233,840,089)	257,335,296
		MUTUAL FUND—7.5%
19,343,380	[3,4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	19,343,380
		TOTAL INVESTMENTS—107.5% (IDENTIFIED COST $253,183,469)[6]	276,678,676
		OTHER ASSETS AND LIABILITIES - NET—(7.5)%[7]	(19,283,729)
		TOTAL NET ASSETS—100%	$257,394,947
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $0 and $1,935, respectively. This is based on the contracts held as of each month-end throughout the period.
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$18,453,422	$19,343,375
3	Affiliated holding.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	At July 31, 2012, the cost of investments for federal tax purposes was $253,183,469. The net unrealized appreciation of investments for federal tax purposes was $23,495,207. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,622,662 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,127,455.
7	Assets, other than investments in securities, less liabilities.
3

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
5
Federated Market Opportunity Fund (Effective August 1, 2012 - Federated Prudent Absolute Return Fund)
Portfolio of Investments
July 31, 2012 (unaudited)
Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS—34.9%
		Aerospace & Defense—1.0%
43,000		Cubic Corp.	$2,079,910
21,000	[1]	Transdigm Group, Inc.	2,590,560
		TOTAL	4,670,470
		Beverages—1.4%
90,000		PepsiCo, Inc.	6,545,700
		Biotechnology—1.3%
56,000		Amgen, Inc.	4,625,600
30,000	[1]	Gilead Sciences, Inc.	1,629,900
		TOTAL	6,255,500
		Chemicals—0.9%
36,000		Mosaic Co./The	2,091,960
20,000		Praxair, Inc.	2,075,200
		TOTAL	4,167,160
		Commercial Banks—1.6%
48,000		PNC Financial Services Group	2,836,800
140,000		Wells Fargo & Co.	4,733,400
		TOTAL	7,570,200
		Computers & Peripherals—1.0%
24,000		IBM Corp.	4,703,520
		Construction & Engineering—0.3%
50,000		Chiyoda Corp.	649,676
20,000		JGC Corp.	611,614
		TOTAL	1,261,290
		Consumer Finance—0.6%
87,000		Discover Financial Services	3,128,520
		Diversified Telecommunication Services—3.9%
240,000		AT&T, Inc.	9,100,800
500,000		Telstra Corp. Ltd.	2,101,090
170,000		Verizon Communications, Inc.	7,673,800
		TOTAL	18,875,690
		Electric Utilities—2.3%
50,000		Duke Energy Corp.	3,389,000
60,000		Pinnacle West Capital Corp.	3,212,400
92,000		Southern Co.	4,429,800
		TOTAL	11,031,200
		Electronic Equipment Instruments & Components—1.3%
10,000		Apple, Inc.	6,107,600
		Food & Staples Retailing—0.3%
38,000		CVS Caremark Corp.	1,719,500
		Gas Utilities—0.3%
250,000	[1]	Tokyo Gas Co.	1,290,067
		Household Products—1.3%
75,000		Kimberly-Clark Corp.	6,518,250
1

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS—continued
		Insurance—1.9%
60,000	[1]	Berkshire Hathaway, Inc.	$5,090,400
65,000		MetLife, Inc.	2,000,050
44,000		Prudential Financial, Inc.	2,124,320
		TOTAL	9,214,770
		Media—1.3%
90,000		Cinemark Holdings, Inc.	2,104,200
135,000		Comcast Corp., Class A	4,394,250
		TOTAL	6,498,450
		Metals & Mining—1.1%
11,865		Agnico Eagle Mines Ltd.	520,310
21,575	[1]	Barisan Gold Corp.	3,119
4,000	[1]	Detour Gold Corp.	88,707
140,000	[1]	Fortuna Silver Mines, Inc.	529,092
9,000		Goldcorp, Inc., Class A	324,360
50,000		IAMGOLD Corp.	558,409
40,000	[1]	Imperial Metals Corp.	335,444
75,000	[1]	Kaminak Gold Corp.	139,104
10,000	[1]	Kennady Diamonds, Inc.	15,954
50,000	[1]	Mountain Province Diamonds, Inc.	224,859
50,000	[1]	New Gold, Inc.	505,000
74,000	[1]	Osisko Mining Corp.	632,378
170,000	[1]	Rockgate Capital Corp.	69,502
9,000		Royal Gold, Inc.	681,120
40,000		Yamana Gold, Inc.	592,400
		TOTAL	5,219,758
		Multiline Retail—0.5%
40,000		Target Corp.	2,426,000
		Multi-Utilities—0.6%
120,000		CMS Energy Corp.	2,959,200
		Oil Gas & Consumable Fuels—0.9%
94,000	[1]	Bankers Petroleum Ltd.	227,771
100,000	[1]	BNK Petroleum, Inc.	74,787
28,000		Chevron Corp.	3,068,240
200		Inpex Corp.	1,113,817
		TOTAL	4,484,615
		Pharmaceuticals—6.1%
70,000		Abbott Laboratories	4,641,700
80,000		Johnson & Johnson	5,537,600
170,000		Merck & Co., Inc.	7,508,900
360,000		Pfizer, Inc.	8,654,400
25,000	[1]	Questcor Pharmaceuticals, Inc.	921,750
25,000	[1]	Watson Pharmaceuticals, Inc.	1,945,750
		TOTAL	29,210,100
		Real Estate Investment Trust—0.8%
62,000		Health Care REIT, Inc.	3,858,260
		Semiconductors & Semiconductor Equipment—0.2%
100,000		Applied Materials, Inc.	1,089,000
2

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS—continued
		Software—0.4%
60,000		Oracle Corp.	$1,812,000
		Specialty Retail—1.4%
75,000		Lowe's Cos., Inc.	1,902,750
24,000		Ross Stores, Inc.	1,594,560
71,000		TJX Cos., Inc.	3,143,880
		TOTAL	6,641,190
		Tobacco—2.2%
160,000		Altria Group, Inc.	5,755,200
12,000		Lorillard, Inc.	1,543,680
70,000		Reynolds American, Inc.	3,238,900
		TOTAL	10,537,780
		TOTAL COMMON STOCKS (IDENTIFIED COST $153,798,981)	167,795,790
		U.S. TREASURY—52.0%
$90,000,000	[2,3]	United States Treasury Bill, 0.08%, 9/6/2012	89,993,466
160,000,000	[2]	United States Treasury Bill, 0.10%, 8/16/2012	159,997,392
		TOTAL U.S. TREASURY (IDENTIFIED COST $249,985,998)	249,990,858
		INVESTMENT FUND—4.0%
193,251	[4]	GML Agricultural Commodity Finance Fund LLC (IDENTIFIED COST $19,325,095)	19,306,504
		EXCHANGE-TRADED FUND—0.6%
200,000	[1]	Sprott Physical Gold Trust (IDENTIFIED COST $2,791,152)	2,810,000
		BULLION—1.7%
5,200		Gold (IDENTIFIED COST $9,034,335)	8,387,294
		PURCHASED PUT OPTION—0.4%
		Index—0.4%
22,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $125, Expiration Date 9/22/2012 (IDENTIFIED COST $4,268,070)	1,881,000
		MUTUAL FUND—6.4%
30,946,424	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	30,946,424
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $470,150,055)[7]	481,117,870
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[8]	(708,071)
		TOTAL NET ASSETS—100%	$480,409,799
Schedule of Securities Sold Short
Shares		Value
20,000	SPDR S&P MidCap 400 ETF Trust	$3,425,200
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $3,515,183)	$3,425,200
At July 31, 2012, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Short Futures	460	$158,079,000	September 2012	$(7,128,245)
The average notional value of short futures contracts held by the Fund throughout the period was $161,691,700. This is based on amounts held as of each month-end throughout the period.
3

At July 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/ Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/10/2012	80,876,640 JPY	$1,015,156	$1,035,335	$20,179
8/10/2012	375,560,064 JPY	$4,703,968	$4,807,695	$103,727
Contracts Sold:
8/10/2012	736,100,000 JPY	$9,231,066	$9,423,111	$(192,045)
8/28/2012	2,900,000 CAD	$2,824,859	$2,889,876	$(65,017)
9/28/2012	1,800,000 AUD	$1,798,578	$1,881,274	$(82,696)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(215,852)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $279,296 and $321,813, respectively. This is based on the contracts held as of each month-end throughout the period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts and the Value of Securities Sold Short are included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts and open short positions.
4	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated holding.
6	7-Day net yield.
7	At July 31, 2012, the cost of investments for federal tax purposes was $470,150,055. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S.dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments, c) futures contracts and d) securities sold short was $10,967,815. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,340,310 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,372,495.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and
4

assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$157,188,330	$—	$—	$157,188,330
International	4,841,195	5,766,265	—	10,607,460
Debt Securities:
U.S. Treasury	—	249,990,858	—	249,990,858
Investment Fund	—	—	19,306,504[1]	19,306,504
Exchange-Traded Fund	2,810,000	—	—	2,810,000
Bullion	8,387,294	—	—	8,387,294
Purchased Put Option	1,881,000	—	—	1,881,000
Mutual Fund	30,946,424	—	—	30,946,424
TOTAL SECURITIES	$206,054,243	$255,757,123	$19,306,504	$481,117,870
OTHER FINANCIAL INSTRUMENTS[2]	$(10,553,445)	$(215,852)	$—	$(10,769,297)
1	Includes $49,879,528 of an investment fund security transferred from Level 1 to Level 3 because the Adviser utilized unobservable market data to value the security. This transfer represents the value of the security at the beginning of the period.
2	Other financial instruments include futures contracts, foreign exchange contracts and securities sold short.
5

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Common Stock— International	Investment in Investment Fund
Balance as of November 1, 2011	$8,187	$—
Change in unrealized appreciation/depreciation	(5,068)	(1,584,529)
Transfers into Level 3	—	20,891,033
Transfers out of Level 3	(3,119)	—
Balance as of July 31, 2012	$—	$19,306,504
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2012	$—	$(1,584,529)
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollars
ETF	—Exchange Traded Fund
JPY	—Japanese Yen
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depository Receipts
6
Federated Strategic Value Dividend Fund
Portfolio of Investments
July 31, 2012 (unaudited)
Shares		Value
	COMMON STOCKS—98.3%
	Consumer Discretionary—0.9%
671,260	McDonald's Corp.	$59,983,794
	Consumer Staples—24.8%
7,635,385	Altria Group, Inc.	274,644,798
1,716,100	General Mills, Inc.	66,413,070
2,546,170	H.J. Heinz Co.	140,574,046
2,691,500	Kellogg Co.	128,384,550
2,727,225	Kimberly-Clark Corp.	237,023,125
491,760	Lorillard, Inc.	63,260,006
1,485,700	PepsiCo, Inc.	108,054,961
795,455	Philip Morris International, Inc.	72,736,405
2,256,670	Procter & Gamble Co.	145,645,482
4,525,262	Reynolds American, Inc.	209,383,873
413,175	The Coca-Cola Co.	33,384,540
4,656,102	Unilever PLC	166,864,976
	TOTAL	1,646,369,832
	Energy—11.3%
481,980	Chevron Corp.	52,815,368
4,265,010	ConocoPhillips	232,187,144
7,690,940	Royal Dutch Shell PLC, Class B	270,386,494
4,186,080	Total SA	192,627,029
	TOTAL	748,016,035
	Financials—0.9%
856,735	Ventas, Inc.	57,615,429
	Health Care—22.4%
2,003,335	Abbott Laboratories	132,841,144
5,906,805	AstraZeneca PLC	276,567,444
6,006,115	Bristol-Myers Squibb Co.	213,817,694
5,884,315	Eli Lilly & Co.	259,086,390
11,404,028	GlaxoSmithKline PLC	262,020,674
2,846,715	Johnson & Johnson	197,049,612
3,324,035	Merck & Co., Inc.	146,822,626
	TOTAL	1,488,205,584
	Telecommunication Services—19.6%
7,995,145	AT&T, Inc.	303,175,898
2,485,910	BCE, Inc.	105,797,117
6,274,480	CenturyLink, Inc.	260,641,899
6,315,670	Verizon Communications, Inc.	285,089,344
97,963,874	Vodafone Group PLC	279,887,501
6,661,785	Windstream Corp.	66,351,379
	TOTAL	1,300,943,138
	Utilities—18.4%
2,088,015	American Electric Power Co., Inc.	88,197,754
466,895	Dominion Resources, Inc.	25,357,067
3,296,866	Duke Energy Corp.	223,461,578
2,203,345	Exelon Corp.	86,194,856
22,143,499	National Grid PLC	229,671,172
5,838,000	PPL Corp.	168,718,200
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
2,700,000		Pepco Holdings, Inc.	$53,892,000
8,514,695		SSE PLC	174,938,004
3,548,528		Southern Co.	170,861,623
		TOTAL	1,221,292,254
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,665,449,917)	6,522,426,066
		MUTUAL FUND—0.7%
46,135,715	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	46,135,715
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $5,711,585,632)[3]	6,568,561,781
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	64,870,092
		TOTAL NET ASSETS—100%	$6,633,431,873
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $2,792. This is based on the contracts held as of each month-end throughout the period.
1	Affiliated holding.
2	7-Day net yield.
3	At July 31, 2012, the cost of investments for federal tax purposes was $5,711,585,632. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $856,976,149. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $897,495,331 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,519,182.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,563,665,655	$—	$—	$4,563,665,655
International	105,797,117	1,852,963,294	—	1,958,760,411
Mutual Fund	46,135,715	—	—	46,135,715
TOTAL SECURITIES	$4,715,598,487	$1,852,963,294	$—	$6,568,561,781
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 24, 2012